Financial Instruments - Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash, cash equivalents, restricted cash and restricted cash equivalents	$ 253,627	$ 250,294	$ 311,987	$ 342,287
Other:
Long-term debt	(2,966,208)	(3,123,728)
Due to affiliates - long term (notes 7b, 7c, 7e and 7g)	(290,959)	(163,037)
Interest rate swap agreements
Derivative instruments (note 8)
Interest rate derivative instruments	(96,121)
Foreign currency forward contracts
Derivative instruments (note 8)
Foreign currency derivative instruments	(2,362)
Carrying Amount Asset (Liability) | Level 1 | Public
Other:
Long-term debt	(668,182)	(666,427)
Carrying Amount Asset (Liability) | Level 1 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash, cash equivalents, restricted cash and restricted cash equivalents	253,627	250,294
Carrying Amount Asset (Liability) | Level 2
Other:
Due to affiliates - long term (notes 7b, 7c, 7e and 7g)	(290,959)	(163,037)
Carrying Amount Asset (Liability) | Level 2 | Non-Public
Other:
Long-term debt	(2,298,026)	(2,457,301)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Derivative instruments (note 8)
Interest rate derivative instruments	(96,121)	(168,247)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Cross currency swap agreements
Derivative instruments (note 8)
Foreign currency derivative instruments	(42,118)	(44,006)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Foreign currency forward contracts
Derivative instruments (note 8)
Foreign currency derivative instruments	(2,362)	(357)
Carrying Amount Asset (Liability) | Level 2 | Non-Recurring
Non-Recurring:
Vessels held for sale (note 14)	8,000	0
Carrying Amount Asset (Liability) | Level 2 | Non-Recurring | Vessels and equipment
Non-Recurring:
Vessels and equipment (note 14)	8,000	0
Carrying Amount Asset (Liability) | Level 3 | Non-Recurring | Vessels and equipment
Non-Recurring:
Vessels and equipment (note 14)	83,991	0
Fair Value Asset (Liability) | Level 1 | Public
Other:
Long-term debt	(677,861)	(671,635)
Fair Value Asset (Liability) | Level 1 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash, cash equivalents, restricted cash and restricted cash equivalents	253,627	250,294
Fair Value Asset (Liability) | Level 2
Other:
Due to affiliates - long term (notes 7b, 7c, 7e and 7g)	(329,981)	(210,089)
Fair Value Asset (Liability) | Level 2 | Non-Public
Other:
Long-term debt	(2,311,182)	(2,475,946)
Fair Value Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Derivative instruments (note 8)
Interest rate derivative instruments	(96,121)	(168,247)
Fair Value Asset (Liability) | Level 2 | Recurring | Cross currency swap agreements
Derivative instruments (note 8)
Foreign currency derivative instruments	(42,118)	(44,006)
Fair Value Asset (Liability) | Level 2 | Recurring | Foreign currency forward contracts
Derivative instruments (note 8)
Foreign currency derivative instruments	(2,362)	(357)
Fair Value Asset (Liability) | Level 2 | Non-Recurring
Non-Recurring:
Vessels held for sale (note 14)	8,000	0
Fair Value Asset (Liability) | Level 2 | Non-Recurring | Vessels and equipment
Non-Recurring:
Vessels and equipment (note 14)	8,000	0
Fair Value Asset (Liability) | Level 3 | Non-Recurring | Vessels and equipment
Non-Recurring:
Vessels and equipment (note 14)	$ 83,991	$ 0